Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of percentage of ownership in subsidiaries, its VIEs and its equity investees

Details of the Company’s principal subsidiaries and VIEs as of December 31, 2018 are as follows:

Company	Date of incorporation/ registration	Place of incorporation/ registration	Percentage of ownership (i)	Principal activities
Principle subsidiaries of the Company:

Cheetah Technology Corporation Limited (“Cheetah Technology”)	August 26, 2009	Hong Kong	100%	Investment holding, provision of utility products and related services, mobile entertainment services

Zhuhai Juntian Electronic Technology Co., Ltd. (“Zhuhai Juntian”)	September 28, 2000	The People’s Republic of China (“PRC”)	100%	Investment holding, research and development and provision of utility products and related services

Beijing Kingsoft Internet Security Software Co., Ltd. (“Beijing Security”)	November 30, 2009	The PRC	100%	Provision of mobile entertainment services and research and development of online applications, sale of AI hardware

Conew Network Technology (Beijing) Co., Ltd. (“Conew Network”)	March 19, 2009	The PRC	100%	Research and development of mobile applications and provision of utility products and related service
Principle subsidiaries of the Company (continued):

Cheetah Mobile America, Inc. (“Cheetah Mobile America”)	November 28, 2012	United States	100%	Provision of utility products and related services, mobile entertainment services and research and development services

Hongkong Zoom Interactive Network Marketing Technology Limited (“HK Zoom”)	July 4, 2014	Hong Kong	100%	Provision of utility products and related services

Cheetah Information Technology Company Limited (“Cheetah Information”)	March 9, 2015	Hong Kong	100%	Investment holding

MobPartner SAS (“MobPartner”)	February 23, 2010	France	100%	Provision of utility products and related services

Moxiu Technology (Beijing) Co., Ltd. (“Moxiu Technology”)	June 12, 2008	The PRC	51.58%	Provision of mobile application development and utility products and related services

Cheetah Mobile Singapore Pte. Ltd. (“Cheetah Mobile Singapore”)	May 27, 2015	Singapore	100%	Provision of utility products and related services and mobile entertainment services

Live.me Inc. (“Live.me”)	September 19, 2016	Cayman	52.1%	Investment holding

Hong Kong LiveMe Corporation Limited	October 17, 2016	Hong Kong	52.1%	Provision of mobile entertainment services

Beijing Lewo Wuxian Technology Co., Ltd. (“Lewo Wuxian”)	December 14, 2016	The PRC	52.1%	Provision of research and development services

Taiwan Cheetah Mobile Corp (“Taiwan Cheetah”)	January 21, 2016	Taiwan	100%	Sale of AI hardware

Japan Kingsoft Inc. (“Kingsoft Japan”)	March 9, 2005	Japan	41.9%	Provision of utility products and related services
Principle subsidiaries of the Company (continued):

Cheetah Mobile Hong Kong Limited (“Cheetah Mobile Hong Kong”)	February 24, 2016	Hong Kong	100%	Investment holding

Conew.com Corporation	October 6, 2008	British Virgin Islands	100%	Investment holding

Hongkong Cheetah Mobile Technology Limited	March 9, 2015	Hong Kong	100%	Investment holding

VIEs

Beijing Conew Technology Development Co., Ltd. (“Beijing Conew”)	December 22, 2005	The PRC	Nil	Dormant

Beijing Cheetah Mobile Technology Co., Ltd. (“Beijing Mobile”)	April 15, 2009	The PRC	Nil	Provision of utility products and related services, mobile entertainment services

Beijing Cheetah Network Technology Co., Ltd. (“Beijing Network”)	July 18, 2012	The PRC	Nil	Provision of utility products and related services, mobile entertainment services

(i)	Percentage of ownership is calculated on fully diluted basis.

Schedule of carrying amounts and classifications of the assets and liabilities of the VIEs

The carrying amounts and classifications of the assets and liabilities of the VIEs are as follows:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Cash and cash equivalents	48,414	49,623	7,217
Restricted cash	19,374	526	77
Accounts receivable	20,807	25,346	3,686
Prepayments and other current assets	152,508	49,739	7,234
Due from related parties	276,729	425,752	61,923

Total current assets	517,832	550,986	80,137

Property and equipment, net	28,560	12,753	1,855
Intangible assets, net	4,575	6,926	1,007
Goodwill	962	962	140
Investment in equity investees	29,149	21,633	3,146
Other long-term investments	75,743	90,203	13,119
Other non-current assets	2,733	2,733	397
Deferred tax assets	18,397	9,250	1,345

Total non-current assets	160,119	144,460	21,009

Total assets	677,951	695,446	101,146

Accounts payable	23,654	11,777	1,713
Accrued expenses and other current liabilities	91,097	82,012	11,928
Due to related parties (i)	407,326	387,629	56,378
Income tax payable	1,468	1,945	283

Total current liabilities	523,545	483,363	70,302

Deferred tax liabilities	—	1,660	241
Due to related parties (i)	—	19,596	2,850
Other non-current liabilities	4,134	4,754	691

Total non-current liabilities	4,134	26,010	3,782

Total liabilities	527,679	509,373	74,084

(i)

As of December 31, 2017, and 2018, the balances due to related parties of the VIEs mainly represented amounts due to subsidiaries of the Group of RMB390,139 and RMB395,820 (US$57,570) respectively, which were eliminated upon consolidation by the Company.

Schedule of financial performance and cash flows of the VIEs

The financial performance and cash flows of the VIEs as follows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Revenues	517,926	369,247	508,576	73,969
Cost of revenues	342,979	232,500	319,297	46,440
Net (loss) income	(7,680)	22,327	33,805	4,917
Net cash used in operating activities	(61,707)	(30)	(12,198)	(1,774)
Net cash (used in) provided by investing activities	(42,489)	23,853	(24,941)	(3,628)
Net cash provided by financing activities	—	—	19,500	2,836